RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
Compensation for the year ended December 31, 2019 of these personnel is detailed below:

	December 31, 2019	December 31, 2018
	US$’000	US$’000
Short-term employee benefits	800	863
Performance related bonus	213	210
Post-employment benefits	42	44
Share-based compensation benefits	542	1,041

	1,597	2,158

Schedule of Company's Shares and Share Option Plan
Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2019	9,139,706	8,655,004
Shares of retired director	(30,000)	—
Options of retired director	—	(215,000)
Shares purchased during the year	—	—
Shares sold during the year	(32,000)	—
Granted	—	4,060,000
Expired / forfeited	—	(2,086,000)

At December 31, 2019	9,077,706	10,414,004

	‘A’ Ordinary Shares	Share options
At January 1, 2018	5,719,706	8,770,004
Shares purchased during the year	3,420,000	—
Expired	—	(115,000)

At December 31, 2018	9,139,706	8,655,004